Shareholder Report, Average Annual Return (Details) 194074_Innovator Growth-100 Power Buffer ETF - December_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - December NAV
Average Annual Return, Percent	13.11%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	24.35%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Average Annual Return, Percent	23.54%